Inventories (Tables)	6 Months Ended
Jun. 30, 2018
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Summary of Inventories

	06.30.2018	12.31.2017
Crude oil	4,407	3,647
Oil products	2,686	2,814
Intermediate products	710	613
Natural gas and LNG (*)	128	67
Biofuels	155	173
Fertilizers	39	25

Total products	8,125	7,339
Materials, supplies and others	1,091	1,150

Total	9,216	8,489

(*)	Liquefied Natural Gas